UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-03235

FMI Common Stock Fund, Inc.
(Exact name of registrant as specified in charter)

100 East Wisconsin Avenue, Suite 2200
Milwaukee, Wisconsin  53202
(Address of principal executive offices) (Zip code)

Ted D. Kellner
Fiduciary Management, Inc.
100 East Wisconsin Avenue, Suite 2200
Milwaukee, WI  53202
(Name and address of agent for service)

414-226-4555
Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30

Date of reporting period: December 31, 2009

Item 1. Schedule of Investments.

FMI Common Stock Fund, Inc.
SCHEDULE OF INVESTMENTS
December 31, 2009
(Unaudited)

Shares		Value
COMMON STOCKS — 93.6% (A)
COMMERCIAL SERVICES SECTOR — 7.7%
	Advertising/Marketing Services — 2.0%
1,491,000	Harte-Hanks, Inc.	$16,072,980
	Miscellaneous Commercial Services — 4.0%
706,000	Cintas Corp.	18,391,300
831,000	Gartner, Inc.*	14,991,240
		33,382,540
	Personnel Services — 1.7%
849,150	Korn/Ferry International*	14,010,975
CONSUMER DURABLES SECTOR — 0.3%
	Automotive Aftermarket — 0.3%
83,950	CLARCOR Inc.	2,723,338
CONSUMER NON-DURABLES SECTOR — 0.0%
	Food: Specialty/Candy — 0.0%
15,500	Flowers Foods, Inc.	368,280
CONSUMER SERVICES SECTOR — 2.6%
	Publishing: Books/Magazines — 2.6%
684,000	Meredith Corp.	21,101,400
DISTRIBUTION SERVICES SECTOR — 12.7%
	Electronics Distributors — 6.1%
1,111,000	Arrow Electronics, Inc.*	32,896,710
633,000	ScanSource, Inc.*	16,901,100
		49,797,810
	Medical Distributors — 3.5%
1,035,000	Patterson Companies Inc.*	28,959,300
	Wholesale Distributors — 3.1%
658,000	Beacon Roofing Supply, Inc.*	10,528,000
257,000	United Stationers Inc.*	14,610,450
		25,138,450
ELECTRONIC TECHNOLOGY SECTOR — 1.5%
	Aerospace & Defense — 1.5%
140,000	Alliant Techsystems Inc.*	12,357,800
ENERGY MINERALS SECTOR — 3.0%
	Oil & Gas Production — 3.0%
710,000	St. Mary Land &
	Exploration Co.	24,310,400
FINANCE SECTOR — 13.3%
	Insurance Brokers/Services — 2.7%
984,000	Arthur J. Gallagher & Co.	22,149,840
	Investment Managers — 3.0%
373,000	Affiliated Managers Group, Inc.*	25,121,550
	Life/Health Insurance — 2.5%
1,219,000	Protective Life Corp.	20,174,450
	Property/Casualty Insurance — 4.1%
685,000	W.R. Berkley Corp.	16,878,400
1,712,000	Old Republic
	International Corp.	17,188,480
		34,066,880
	Specialty Insurance — 1.0%
258,000	PICO Holdings, Inc.*	8,444,340
HEALTH SERVICES SECTOR — 2.8%
	Health Industry Services — 2.8%
427,000	Covance Inc.*	23,301,390
HEALTH TECHNOLOGY SECTOR — 5.7%
	Medical Specialties — 5.7%
329,000	Beckman Coulter, Inc.	21,529,760
98,000	Bio-Rad Laboratories, Inc.*	9,453,080
275,000	CareFusion Corp.*	6,877,750
218,000	West Pharmaceutical
	Services, Inc.	8,545,600
		46,406,190
INDUSTRIAL SERVICES SECTOR — 4.9%
	Oilfield Services/Equipment — 4.9%
543,000	Bristow Group, Inc.*	20,878,350
600,000	Dresser-Rand Group, Inc.*	18,966,000
		39,844,350
PROCESS INDUSTRIES SECTOR — 8.7%
	Chemicals: Specialty — 2.5%
402,000	Sigma-Aldrich Corp.	20,313,060
	Containers/Packaging — 4.5%
535,000	AptarGroup, Inc.	19,120,900
609,000	Bemis Company, Inc.	18,056,850
		37,177,750
	Industrial Specialties — 1.7%
521,000	Valspar Corp.	14,139,940
PRODUCER MANUFACTURING SECTOR — 9.4%
	Electrical Products — 2.8%
1,222,000	Molex Inc. Cl A	23,376,860
	Industrial Machinery — 4.1%
429,000	Graco Inc.	12,256,530
384,000	Rockwell Automation, Inc.	18,040,320
107,275	Rofin-Sinar Technologies, Inc.*	2,532,763
		32,829,613
	Miscellaneous Manufacturing — 2.5%
604,000	Carlisle Companies Inc.	20,693,040
RETAIL TRADE SECTOR — 9.4%
	Discount Stores — 3.2%
952,000	Family Dollar Stores, Inc.	26,494,160
	Food Retail — 2.6%
446,650	Ruddick Corp.	11,492,305
967,000	Winn-Dixie Stores, Inc.*	9,708,680
		21,200,985
	Specialty Stores — 3.6%
377,000	Group 1 Automotive, Inc.*	10,687,950
688,000	PetSmart, Inc.	18,362,720
		29,050,670
TECHNOLOGY SERVICES SECTOR — 6.9%
	Data Processing Services — 4.2%
756,000	Broadridge Financial
	Solutions Inc.	17,055,360
384,000	DST Systems, Inc.*	16,723,200
		33,778,560
	Information Technology Services — 2.7%
975,000	Jack Henry & Associates, Inc.	22,542,000
TRANSPORTATION SECTOR — 4.7%
	Marine Shipping — 2.1%
489,000	Kirby Corp.*	17,031,870
	Trucking — 2.6%
662,000	J. B. Hunt Transport
	Services, Inc.	21,362,740
	Total common stocks (Cost $651,524,951)	767,723,511
SHORT-TERM INVESTMENTS — 5.2% (A)
	Commercial Paper — 5.2%
$42,900,000	U.S. Bank, N.A.,
	0.01%, due 01/04/10	42,899,964
	Total commercial paper (Cost $42,899,964)	42,899,964
	Total short-term investments (Cost $42,899,964)	42,899,964
	Total investments - 98.8% (Cost $694,424,915)	810,623,475
	Cash and receivables,
	less liabilities — 1.2% (A)	9,892,266
	TOTAL NET ASSETS - 100.0%	$820,515,741

*	Non-income producing security.
(A)	Percentages for the various classifications relate to net assets.

As of December 31, 2009, investment cost for federal tax purposes was $763,059,472 and the tax components of unrealized appreciation/depreciation were as follows+:

Aggregate gross unrealized appreciation	$141,363,113
Aggregate gross unrealized depreciation	(33,858,037)
Net unrealized appreciation	$107,505,076

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements in the Fund’s most recent annual report.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2009, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 – Common Stocks	$767,723,511
Level 2 – Short Term Commercial Paper	42,899,964
Level 3 –	---
Total	$810,623,475

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last N-Q fiscal quarter filing that has materially  affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)   FMI Common Stock Fund, Inc.

     By (Signature and Title)     /s/Ted D. Kellner
Ted D. Kellner, President

     Date   February 24, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)     /s/Ted D. Kellner
Ted D. Kellner, President
     Date   February 24, 2010

     By (Signature and Title)     /s/Ted D. Kellner
Ted D. Kellner, Treasurer

     Date   February 24, 2010